Employee benefits: variable compensation	12 Months Ended
Dec. 31, 2022
Entity [Table]
Employee benefits: variable compensation [text block]
Note 27

Employee benefits: variable compensation

a) Plans offered
The Group

has several

share-based

and other

deferred

compensation plans

that align

the interests

of Group

Executive
Board (GEB) members and

other employees with the interests of investors.

Share-based

awards

are granted

in the

form

of notional

shares

and, where

permitted,

carry

a dividend

equivalent

that

may be
paid in

notional

shares

or cash.

Awards

are settled

by delivering

UBS shares

at vesting,

except in

jurisdictions

where this

is not
permitted

for

legal or

tax reasons.

Deferred

compensation

awards

are

generally

forfeitable

upon,

among

other

circumstances,

voluntary

termination

of
employment with UBS. These compensation plans are also designed to meet regulatory requirements and include special provisions for regulated employees.

The most

significant

deferred

compensation

plans are

described

below.
›

Refer to Note

1a

item 4 for a description

of the accounting

policy related to

share-based and other

deferred compensation

plans
Mandatory deferred compensation plans
Long-Term Incentive Plan
The Long-Term

Incentive Plan

(LTIP)

is a

mandatory deferred

share-based

compensation plan

for GEB

members for

the
performance year 2022.

For prior performance years, LTIP was granted to senior leaders of the Group (i.e., GEB members
and selected senior management).
The number of notional

shares delivered at vesting depends on two

equally weighted performance metrics over a three-
year performance

period:

return

on

common

equity

tier 1

(CET1)

capital

and

relative

total

shareholder

return,

which
compares

the

total

shareholder

return

(TSR)

of

UBS

with

the

TSR

of

an

index

consisting

of

listed

Global

Systemically
Important

Banks

as

determined

by

the Financial

Stability

Board

(excluding

UBS). The

final

number

of

shares

vest

over
three

years following

the

performance

period

for

GEB

members,

and

cliff-vest in

the

year following

the

performance
period for selected senior management

.
Equity Ownership Plan / Fund

Ownership Plan
The Equity Ownership Plan

(EOP) is

the deferred share-based

compensation plan for

employees outside of the

GEB that
are subject to deferral requirements.

EOP awards generally

vest over three years.

Certain Asset Management

employees receive

some or

all of

their EOP

in the form

of notional

funds (Fund

Ownership
Plan or FOP,

previously named

AM EOP).

This plan is generally

delivered in cash

and vests over three

years. The

amount
delivered depends on the

value of the underlying investment funds at the

time of vesting.

Deferred Contingent Capital Plan
The

Deferred

Contingent

Capital

Plan

(DCCP)

is

a

deferred

compensation

plan

for

all employees

who

are

subject

to
deferral requirements.

Such employees

are

awarded

notional

additional

tier 1 (AT1)

capital instruments,

which,

at the
discretion of UBS, can be settled in cash or a perpetual,

marketable AT1 capital instrument. DCCP

awards generally bear
notional

interest

paid

annually

(except

for

certain

regulated

employees)

and

vest

in

full

after

five

years.

Awards

are
forfeited if a viability

event occurs (i.e.,

if FINMA notifies

the firm that

the DCCP awards must be written down

to mitigate
the risk of

insolvency,

bankruptcy or failure

of UBS)

or if the

firm receives a commitment

of extraordinary

support from
the public

sector that

is necessary

to prevent

such an

event. DCCP

awards

are also

written

down

if the

Group’s CET1
capital ratio falls below a

defined threshold. In addition, GEB members forfeit
20
% of DCCP awards for each

loss-making
year during the vesting period.
Financial advisor variable

compensation
In line with market practice for US wealth management businesses,

the compensation for US financial advisors in Global
Wealth Management

consists of cash

compensation and

deferred compensation

awards, determined

using

a formulaic
approach based on production.

Cash

compensation

reflects

a

percentage

of

the

compensable

production

that

each

financial

advisor

generates.
Compensable production is generally based

on transaction revenue and investment advisory fees and may reflect further adjustments. The percentage rate generally

varies based on the level of the production

and firm tenure.
Financial

advisors

may

also

be

granted

annual

deferred

compensation.

These

amounts

generally

vest

over

a

six-year
period. The annual deferred

compensation amount reflects the overall

percentage rate and production.

Cash compensation

and deferred compensation

awards may be

reduced for,

among other things,

errors, negligence or
carelessness, or failure to comply with the firm’s rules, standards,

practices and / or policies, and / or applicable laws and
regulations.

Financial advisors

may also

participate

in

additional

programs

to

support

promoting

and

developing

their business

or
supporting the transition of client relationships where appropriate.

Financial advisor compensation also includes expenses
related to compensation commitments with

financial advisors entered into at the time

of recruitment that are subject to
vesting requirements.
Share delivery obligations
Share delivery obligations related to

employee share-based

compensation awards were
178 m shares as of 31 December
2022 (31 December 2021: 175
m shares). Share delivery obligations are calculated on the

basis of undistributed notional
share awards, taking

applicable performance conditions into account.
As of 31 December 2022, UBS held 119 m treasury shares (31 December 2021: 149
m) that

were available to satisfy share
delivery obligations.

b) Effect on the income statement
Effect on the income statement for the

financial year and future

periods
The table

below

provides

information

about

compensation

expenses

related

to total

variable compensation

that were
recognized in the financial year ended 31 December 2022, as well as expenses that were deferred and will be recognized
in the income statement for 2023

and later.

The majority of expenses

deferred to 20

23 and later that are

related to the
2022 performance

year pertain to

awards

granted in

February 2023

.

The total unamortized

compensation expense

for
unvested

share-based

awards

granted

up

to 31

December 2022

will be

recognized

in future

periods

over

a weighted
average period of 2.5

years.
Variable compensation
Expenses recognized in 2022 Expenses deferred to 2023 and later
1
USD m
Related to the
2022
performance
year
Related to prior
performance
years Total
Related to the
2022
performance
year
Related to prior
performance
years Total
Non-deferred cash 2,276 (16) 2,260 0 0 0
Deferred compensation awards 364 581 945 605 754 1,359
of which: Equity Ownership Plan 202 235 437 310 250 560
of which: Deferred Contingent Capital Plan 129 219 349 245 408 654
of which: Long-Term Incentive

Plan
11 32 43 30 42 71
of which: Fund Ownership Plan 21 95 116 20 54 74
Variable compensation –

performance awards
2,640 566 3,205 605 754 1,359
Variable compensation –

financial advisors
2
3,799 709 4,508 1,290 2,652 3,942
of which: non-deferred cash 3,481 0 3,481 0 0 0
of which: deferred share-based awards 104 62 166 122 180 302 of which: deferred cash-based awards 185 215 400 588 636 1,224 of which: compensation commitments with recruited

financial advisors
29 432 461 580 1,836 2,416
Variable compensation –

other
3
169 71 241 237 193 430
Total variable compensation 6,608 1,346 7,954
4
2,131 3,599 5,731
1 Estimate as

of 31 December

2022. Actual

amounts to

be expensed

in future

periods may vary;

e.g., due

to forfeiture

of awards.

2 Financial

advisor compensation

consists of cash

and deferred compensation
awards and is based on compensable revenues and firm tenure using a formulaic approach. It also includes expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements.

3 Consists of replacement

payments, forfeiture

credits, severance

payments, retention

plan payments and interest

expense related to the

Deferred Contingent

Capital Plan.

4 Includes USD 703
m in expenses related to

share-based compensation

(performance awards:

USD
480
m; other variable compensation:

USD
56
m; financial advisor compensation:

USD
166 m). A further USD 88 m in
expenses related

to share-based

compensation

was recognized

within

other expense

categories

included in

Note 6

(salaries:

USD
4
m, related to

role-based

allowances; social

security:

USD
61
m; other

personnel
expenses: USD 23
m related to the Equity

Plus Plan). Total personnel

expense related to

share-based equity-settled compensation

excluding social security

was USD
716 m.
Variable compensation

(continued)
Expenses recognized in 2021 Expenses deferred to 2022 and later
1
USD m
Related to the
2021
performance
year
Related to prior
performance
years Total
Related to the
2021
performance
year
Related to prior
performance
years Total
Non-deferred cash 2,383 (10) 2,373 0 0 0
Deferred compensation awards 405 412 817 797 624 1,421
of which: Equity Ownership Plan 183 180 363 393 184 577
of which: Deferred Contingent Capital Plan 140 158 297 299 329 628
of which: Long-Term Incentive

Plan
54 19 73 50 33 83
of which: Fund Ownership Plan 29 56 84 56 78 133
Variable compensation –

performance awards
2,788 402 3,190 797 624 1,421
Variable compensation –

financial advisors
2
4,175 685 4,860 1,097 2,323 3,419
of which: non-deferred cash 3,858 (6) 3,853 0 0 0
of which: deferred share-based awards 106 51 157 123 146 269 of which: deferred cash-based awards 170 202 372 311 495 806 of which: compensation commitments with recruited

financial advisors
41 438 479 662 1,682 2,344
Variable compensation –

other
3
191 38 229 215 182 397
Total variable compensation 7,155 1,125 8,280
4
2,109 3,129 5,238
1 Estimate as

of 31 December

2021. Actual amounts

expensed may

vary; e.g.,

due to forfeiture

of awards.

2 Financial

advisor compensation

consists of

cash and deferred

compensation awards

and is based

on
compensable revenues and

firm tenure using

a formulaic approach.

It also includes expenses

related to compensation

commitments

with financial advisors

entered into at

the time of recruitment

that are subject

to
vesting requirements.

3 Consists

of replacement

payments, forfeiture

credits,

severance

payments, retention

plan payments

and interest

expense related

to the

Deferred Contingent

Capital Plan.

4 Includes
USD 651
m in expenses related

to share-based

compensation (performance

awards: USD
435
m; other variable

compensation:

USD
59
m; financial advisor compensation:

USD
157 m). A further USD 85 m in expenses
related to

share-based compensation

was recognized

within

other expense

categories

included in

Note 6

(salaries:

USD
5
m related

to role-based

allowances;

social security:

USD
64
m; other

personnel expenses:
USD 16
m related to the Equity Plus

Plan). Total personnel

expense related to share-based

equity-settled compensation

excluding social security

was USD
641 m.
Variable compensation

(continued)
Expenses recognized in 2020 Expenses deferred to 2021 and later
1
USD m
Related to the
2020
performance
year
Related to prior
performance
years Total
Related to the
2020
performance
year
Related to prior
performance
years Total
Non-deferred cash 2,167 (26) 2,141 0 0 0
Deferred compensation awards 341 727 1,068 756 288 1,044
of which: Equity Ownership Plan 137 327 463 306 69 376
of which: Deferred Contingent Capital Plan 112 351 463 280 196 476
of which: Long-Term Incentive

Plan
42 11 54 50 10 61
of which: Fund Ownership Plan 49 39 88 120 12 132
Variable compensation –

performance awards
2,508 701 3,209 756 288 1,044
Variable compensation –

financial advisors
2
3,378 713 4,091 822 2,284 3,106
of which: non-deferred cash 3,154 0 3,154 0 0 0
of which: deferred share-based awards 69 50 119 79 135 214
of which: deferred cash-based awards 133 183 316 271 467 738 of which: compensation commitments with recruited

financial advisors
22 480 502 473 1,682 2,155
Variable compensation –

other
3
126 94 220 181 192 374
Total variable compensation 6,012 1,508 7,520
4
1,760 2,764 4,524
1 Estimate as

of 31 December

2020. Actual amounts

expensed may

vary; e.g.,

due to forfeiture

of awards.

2 Financial

advisor compensation

consists of

cash and deferred

compensation awards

and is based

on
compensable revenues and

firm tenure using

a formulaic approach.

It also includes expenses

related to compensation

commitments

with financial advisors

entered into at

the time of recruitment

that are subject

to
vesting requirements.

3 Consists

of replacement

payments, forfeiture

credits,

severance

payments, retention

plan payments

and interest

expense related

to the

Deferred Contingent

Capital Plan.

4 Includes
USD 686
m in expenses related to

share-based compensation

(performance awards:

USD
517
m; other variable compensation:

USD
50
m; financial advisor compensation:

USD
119 m). A further USD 100 m in expenses
related to share-based

compensation

was recognized

within other

expense categories

included in

Note 6

(salaries:

USD
4
m related to

role-based allowances;

social security:

USD
54
m; other

personnel expenses:
USD 42
m related to the Equity Plus

Plan). Total personnel

expense related to share-based

equity-settled compensation

excluding social security

was USD
691 m.
c) Outstanding share-based compensation

awards
Share and performance share

awards
Movements in outstanding share-based

awards to employees during

2022 and 2021 are provided in

the table below.
Movements in outstanding

share-based compensation awards
Number of shares
2022
Weighted average
grant date fair value
(USD)
Number of shares
2021
Weighted average
grant date fair value
(USD)
Outstanding, at the beginning of the

year
180,578,561 13 174,900,395 12
Awarded during the year 62,203,770 18 68,721,549 15
Distributed during the year (54,639,882) 12 (52,137,287) 13
Forfeited during the

year
(6,235,249) 15 (10,906,096) 13
Outstanding, at the end of the year 181,907,200 15 180,578,561 13 of which: shares vested for accounting purposes 102,364,973 107,828,979
The

total

carrying

amount

of

the

liability

related

to

cash-settled

share-based

awards

as

of

31 December

2022

and
31 December 2021

was USD
43 m and USD 37 m, respectively.

d) Valuation
UBS share awards
UBS measures compensation

expense based on

the average market price of UBS

shares

on the grant date as quoted

on
the SIX

Swiss Exchange,

taking into

consideration

post-vesting sale

and hedge

restrictions,

non-vesting

conditions

and
market conditions, where

applicable. The fair value

of the share

awards subject to post-vesting sale

and hedge restrictions
is discounted

on the basis

of the duration

of the post-vesting

restriction and

is referenced

to the cost

of purchasing

an
at-the-money European

put option

for the

term of

the transfer

restriction.

The grant

date fair

value of

notional shares
without

dividend

entitlements also

includes a

deduction

for the

present

value of

future expected

dividends

to be

paid
between the grant date and

distribution.

UBS AG
Entity [Table]
Employee benefits: variable compensation [text block]
Note 27

Employee benefits: variable compensation

a) Plans offered
UBS

has several

share-based

and other

deferred compensation

plans that

align the

interests of

Group

Executive Board
(GEB) members and other employees with

the interests of investors.

Share-based

awards

are granted

in the

form

of notional

shares

and, where

permitted,

carry

a dividend

equivalent

that

may be
paid in

notional

shares

or cash.

Awards

are settled

by delivering

UBS shares

at vesting,

except in

jurisdictions

where this

is not
permitted

for

legal or

tax reasons.

Deferred

compensation

awards

are

generally

forfeitable

upon,

among

other

circumstances,

voluntary

termination

of
employment with UBS. These compensation plans are also designed to meet regulatory requirements and include special provisions

for

regulated

employees.

For

the

majority

of

variable

compensation

awards

granted

under

such

plans

to
employees of UBS

AG, the grantor

entity is UBS Group

AG. Expenses associated

with these awards

are charged

by UBS
Group AG to UBS AG. For the

purpose of this Note, references to shares

refer to UBS Group AG

shares.

The most

significant

deferred

compensation

plans are

described

below.
›

Refer to Note

1a

item 4 for a description

of the accounting

policy related to

share-based and other

deferred compensation

plans
Mandatory deferred compensation plans
Long-Term Incentive Plan
The Long-Term

Incentive Plan

(LTIP)

is a

mandatory deferred

share-based

compensation plan

for GEB

members for

the
performance year 2022. For prior performance years, LTIP was granted to senior leaders of the

Group (i.e., GEB members
and selected senior management).
The number of notional

shares delivered at vesting depends on two

equally weighted performance metrics over a three-
year performance

period:

return

on

common

equity

tier 1

(CET1)

capital and

relative

total shareholder

return,

which
compares

the

total

shareholder

return

(TSR)

of

UBS

with

the

TSR

of

an

index

consisting

of

listed

Global

Systemically
Important

Banks

as

determined

by

the Financial

Stability

Board

(excluding

UBS). The

final

number

of

shares

vest over
three

years following

the

performance pe

riod

for

GEB

members,

and

cliff-vest in

the

year following

the

performance
period for selected senior management

.
Equity Ownership Plan / Fund

Ownership Plan
The Equity Ownership Plan

(EOP) is the

deferred share-based

compensation plan for

employees outside of

the GEB that
are subject to deferral requirements.

EOP awards generally

vest over three years.

Certain Asset Management

employees receive

some or

all of

their EOP

in the form

of notional

funds (Fund

Ownership
Plan or FOP,

previously named

AM EOP).

This plan is

generally delivered in

cash and vests

over three years.

The amount
delivered depends on the

value of the underlying investment funds at the

time of vesting.
Deferred Contingent Ca

pital Plan
The

Deferred

Contingent

Capital

Plan

(DCCP)

is

a

deferred

compensation

plan

for

all employees

who

are

subject

to
deferral requirements.

Such employees

are awarded

notional

additional

tier 1

(AT1)

capital instruments,

which,

at the
discretion of UBS, can be settled in cash or a perpetual,

marketable AT1 capital instrument. DCCP

awards generally bear
notional

interest

paid

annually

(except

for

certain

regulated

employees)

and

vest

in

full

after

five

years.

Awards

are
forfeited if a viability

event occurs (i.e., if FINMA

notifies the firm

that the DCCP awards must be written

down to mitigate
the risk of

insolvency,

bankruptcy or failure

of UBS)

or if the

firm receives a commitment

of extraordinary

support from
the public

sector that

is necessary

to prevent

such an

event. DCCP

awards

are also

written down

if the

Group’s CET1
capital ratio falls below a

defined threshold. In addition, GEB members

forfeit
20
% of DCCP awards for each

loss-making
year during the vesting period.
Financial advisor variable

compensation
In line with market practice for US wealth management businesses,

the compensation for US financial advisors in Global
Wealth Management

consists of cash

compensation and

deferred compensation

awards, determined

using a

formulaic
approach based on production.

Cash

compensation

reflects

a

percentage

of

the

compensable

production

that

each

financial

advisor

generates.
Compensable production is generally based

on transaction revenue and investment advisory fees and may reflect further adjustments. The percentage rate generally

varies based on the level of the production

and firm tenure.
Financial

advisors

may

also

be

granted

annual

deferred

compensation.

These

amounts

generally

vest

over

a

six-year
period. The annual deferred compensa

tion amount reflects the overall percentage

rate and production.

Cash compensation

and deferred compensation

awards may be

reduced for,

among other things,

errors, negligence or
carelessness, or failure to comply with the firm’s rules, standards,

practices and / or policies, and / or applicable laws and
regulations.

Financial advisors

may also

participate

in

additional

programs

to

support

promoting

and

developing

their business

or
supporting the transition of client relationships where appropriate.

Financial advisor compensation also includes expenses
related to compensation commitments with

financial advisors entered into at the time

of recruitment that are subject to
vesting requirements.
b) Effect on the income statement
Effect on the income statement for the

financial year and future

periods
The table

below

provides

information

about

compensation

expenses

related

to total

variable compensation

that were
recognized in the financial year ended 31 December 2022, as well as expenses that were deferred and will be recognized
in the income statement for 2023

and later.

The majority of expenses

deferred to 20

23 and later that are

related to the
2022 performance

year pertain to

awards

granted in

February 2023

.

The total unamortized

compensation expense

for
unvested

share-based

awards

granted

up

to 31

December 2022

will be

recognized

in future

periods

over

a weighted
average period of 2.5

years.
Variable compensation
Expenses recognized in 2022 Expenses deferred to 2023 and later
1
USD m
Related to the
2022
performance
year
Related to prior
performance
years Total
Related to the
2022
performance
year
Related to prior
performance
years Total
Non-deferred cash 2,012 (9) 2,003 0 0 0
Deferred compensation awards 346 561 907 582 730 1,312
of which: Equity Ownership Plan 191 225 416 294 240 534
of which: Deferred Contingent Capital Plan 123 211 334 238 395 634
of which: Long-Term Incentive

Plan
11 30 41 30 40 70
of which: Fund Ownership Plan 21 95 116 20 54 74
Variable compensation –

performance awards
2,358 552 2,910 582 730 1,312
Variable compensation –

financial advisors
2
3,799 709 4,508 1,290 2,652 3,942
of which: non-deferred cash 3,481 0 3,481 0 0 0
of which: deferred share-based awards 104 62 166 122 180 302 of which: deferred cash-based awards 185 215 400 588 636 1,224 of which: compensation commitments with recruited

financial advisors
29 432 461 580 1,836 2,416
Variable compensation –

other
3
146 72 217 230 189 419
Total variable compensation 6,304 1,332 7,636
4
2,101 3,571 5,672
1 Estimate as

of 31 December

2022. Actual

amounts to

be expensed

in future

periods may vary;

e.g., due

to forfeiture

of award

s.

2 Financial

advisor compensation

consists of cash

and deferred compensation
awards and is based on compensable revenues and firm tenure using a formulaic approach. It also includes expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements.

3 Consists of replacement

payments, forfeiture

credits, severance

payments, retention

plan payments and interest

expense related to the

Deferred Contingent Capital

Plan.

4 Includes USD 680
m in expenses related to

share-based compensation

(performance awards:

USD
457
m; other variable compensation:

USD
56
m; financial advisor compensation:

USD
166 m). A further USD 80 m in
expenses related

to share-based

compensation

was recognized

within

other expense

categories

included in

Note 6

(salaries:

USD
4
m, related to

role-based

allowances; social

security:

USD
57
m; other

personnel
expenses: USD 19
m related to the Equity

Plus Plan).
Variable compensation

(continued)
Expenses recognized in 2021 Expenses deferred to 2022 and later
1
USD m
Related to the
2021
performance
year
Related to prior
performance
years Total
Related to the
2021
performance
year
Related to prior
performance
years Total
Non-deferred cash 2,136 (8) 2,128 0 0 0
Deferred compensation awards 389 399 788 767 606 1,373
of which: Equity Ownership Plan 175 174 350 374 180 553
of which: Deferred Contingent Capital Plan 134 151 285 290 318 608
of which: Long-Term Incentive

Plan
51 17 69 48 32 79
of which: Fund Ownership Plan 29 55 84 56 77 133
Variable compensation –

performance awards
2,525 391 2,916 767 606 1,373
Variable compensation –

financial advisors
2
4,175 685 4,860 1,097 2,323 3,419
of which: non-deferred cash 3,858 (6) 3,853 0 0 0
of which: deferred share-based awards 106 51 157 123 146 269 of which: deferred cash-based awards 170 202 372 311 495 806 of which: compensation commitments with recruited

financial advisors
41 438 479 662 1,682 2,344
Variable compensation –

other
3
163 33 196 210 178 388
Total variable compensation 6,863 1,109 7,973
4
2,074 3,107 5,181
1 Estimate as

of 31 December

2021. Actual amounts

expensed may

vary; e.g.,

due to forfeiture

of awards.

2 Financial

advisor compensation

consists of

cash and deferred

compensation awards

and is based

on
compensable revenues and

firm tenure using

a formulaic approach.

It also includes expenses

related to compensation

commitments

with financial advisors

entered into at

the time of recruitment

that are subject

to
vesting requirements.

3 Consists

of replacement

payments, forfeiture

credits,

severance

payments, retention

plan payments

and interest

expense related

to the

Deferred Contingent

Capital Plan.

4 Includes
USD 631
m in expenses related

to share-based

compensation (performance

awards: USD
419
m; other variable

compensation:

USD
56
m; financial advisor compensation:

USD
157 m). A further USD 77 m in expenses
related to share-based

compensation

was recognized

within other

expense categories

included in

Note 6

(salaries:

USD
5
m related to

role-based allowances;

social security:

USD
59
m; other

personnel expenses:
USD 13
m related to the Equity Plus

Plan).
Variable compensation

(continued)
Expenses recognized in 2020 Expenses deferred to 2021 and later
1
USD m
Related to the
2020
performance
year
Related to prior
performance
years Total
Related to the
2020
performance
year
Related to prior
performance
years Total
Non-deferred cash 1,948 (29) 1,920 0 0 0
Deferred compensation awards 329 704 1,034 734 277 1,011
of which: Equity Ownership Plan 131 315 446 298 67 365
of which: Deferred Contingent Capital Plan 108 339 448 271 189 459
of which: Long-Term Incentive

Plan
41 11 52 46 9 55
of which: Fund Ownership Plan 49 39 88 120 12 132
Variable compensation –

performance awards
2,278 675 2,953 734 277 1,011
Variable compensation –

financial advisors
2
3,378 713 4,091 822 2,284 3,106
of which: non-deferred cash 3,154 0 3,154 0 0 0
of which: deferred share-based awards 69 50 119 79 135 214
of which: deferred cash-based awards 133 183 316 271 467 738 of which: compensation commitments with recruited

financial advisors
22 480 502 473 1,682 2,155
Variable compensation –

other
3
109 92 201 176 189 364
Total variable compensation 5,765 1,481 7,246
4
1,732 2,749 4,481
1 Estimate as

of 31 December

2020. Actual amounts

expensed may

vary; e.g.,

due to forfeiture

of awards.

2 Financial

advisor compensation

consists of

cash and deferred

compensation awards

and is based

on
compensable revenues and

firm tenure using

a formulaic approach.

It also includes expenses

related to compensation

commitments

with financial advisors

entered into at

the time of recruitment

that are subject

to
vesting requirements.

3 Consists

of replacement

payments, forfeiture

credits,

severance

payments, retention

plan payments

and interest

expense related

to the

Deferred Contingent

Capital Plan.

4 Includes
USD 666
m in expenses related

to share-based

compensation (performance

awards: USD
498
m; other variable

compensation:

USD
49
m; financial advisor compensation:

USD
119 m). A further USD 88 m in expenses
related to share-based

compensation

was recognized

within other

expense categories

included in

Note 6

(salaries:

USD
4
m related to

role-based allowances;

social security:

USD
51
m; other

personnel expenses:
USD 34
m related to the Equity Plus

Plan).
c) Outstanding share-based compensation

awards
Share and performance share

awards
Movements in outstanding

share-based awards

granted by

UBS AG

and its

subsidiaries

to employees

during 2022

and
2021 are provided

in the table below.
Movements in outstanding

share-based compensation awards

Number of shares
2022
Weighted

average grant

date fair

value (USD)
Number of shares
2021
Weighted

average grant

date fair

value (USD)
Outstanding, at the beginning of the

year
295,921 15 54,557 13
Awarded during the year 358,424 19 278,756 15
Distributed during the year (37,994) 14 (24,176) 13
Forfeited during the

year
(1,923) 15 (13,215) 15
Outstanding, at the end of the year 614,428 17 295,921 15
of which: shares vested for accounting purposes 174,329 116,775
The

total

carrying

amount

of

the

liability

related

to

cash-settled

share-based

awards

as

of

31 December

2022

and
31 December 2021

was USD
7 m and USD 3 m, respectively.

d) Valuation
UBS share awards
UBS measures compensation

expense based on

the average market price of

UBS shares

on the grant date as quoted

on
the SIX

Swiss Exchange,

taking into

consideration

post-vesting sale

and hedge

restrictions,

non-vesting

conditions

and
market conditions, where

applicable. The fair value

of the share

awards subject to post-vesting sale

and hedge restrictions
is discounted

on the basis

of the duration

of the post-vesting

restriction and

is referenced

to the cost

of purchasing

an
at-the-money European

put option

for the

term of

the transfer

restriction.

The grant

date fair

value of

notional shares
without

dividend

entitlements also

includes a

deduction

for the

present

value of

future expected

dividends

to be

paid
between the grant date and

distribution.